Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at fair value) (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	€ 113,766	€ 101,956
Financial assets at fair value through other comprehensive income	31,625	30,635
Financial liabilities at fair value through profit or loss	93,019	71,041
Debt Securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	6,619	6,295
Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	50,257	43,026
Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	2,226	1,075
Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	33,917	20,646
Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	56,644	50,954
Financial assets at fair value through other comprehensive income	643	838
Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	11,941	17,727
Financial assets at fair value through other comprehensive income	1,887	2,457
Debt securities and structure notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	10,447	11,976
Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	29,095	27,340
Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	34,734	21,299
Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	13,441	19,914
Financial assets at fair value through other comprehensive income	27,284	23,984
Financial liabilities at fair value through profit or loss	2,814	1,844
Level 1 | Debt Securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	822	827
Level 1 | Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 | Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	1,952	955
Level 1 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	40	63
Level 1 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 | Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	11,783	17,591
Financial assets at fair value through other comprehensive income	1,639	2,232
Level 1 | Debt securities and structure notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	1,636	2,317
Level 1 | Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	25,644	21,753
Level 1 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	22	6
Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	93,690	76,877
Financial assets at fair value through other comprehensive income	3,451	5,587
Financial liabilities at fair value through profit or loss	89,473	68,867
Level 2 | Debt Securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	5,743	5,333
Level 2 | Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	50,257	43,026
Level 2 | Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	273	120
Level 2 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	33,200	20,388
Level 2 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	54,097	48,706
Financial assets at fair value through other comprehensive income	0	0
Level 2 | Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	2	2
Financial assets at fair value through other comprehensive income	0	0
Level 2 | Debt securities and structure notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	5,361	7,016
Level 2 | Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	3,451	5,587
Level 2 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	34,229	21,154
Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	6,635	5,165
Financial assets at fair value through other comprehensive income	891	1,063
Financial liabilities at fair value through profit or loss	732	330
Level 3 | Debt Securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	53	135
Level 3 | Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 3 | Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	1	0
Level 3 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	678	195
Level 3 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	2,547	2,248
Financial assets at fair value through other comprehensive income	643	838
Level 3 | Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	156	134
Financial assets at fair value through other comprehensive income	247	225
Level 3 | Debt securities and structure notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	3,450	2,643
Level 3 | Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	3,447	2,643
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities at fair value through profit or loss	1	1
Level 3 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	€ 483	€ 140